SHARE CAPITAL (Details Narrative) - USD ($)		5 Months Ended	12 Months Ended
	May 29, 2024	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Oct. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized		900,000,000	900,000,000
Ordinary shares, at par value		$ 0.00001	$ 0.00001
Preferred stock, shares authorized		900,000,000	900,000,000
Preferred stock, at par value		$ 0	$ 0
Ordinary share, voting right description			The Company has one class of authorized Ordinary Share and each share is entitled to one vote.
Ordinary shares, issued description		On February 7, 2024 (date of inception), total of 105,500,000 Ordinary Share was issued and 34,285,710 shares were issued to the Company’s founder, Chun Leung Chow (Eddy) and 72,214,290 were issued to Li Tao, Jin Yi, Fan Huan and Dong Sun at $0.00001 per share.
Subscription receivable		$ 1,055		$ 1,055
Working capital	$ 124,500				$ 1,055
Sale of ordinary shares	99,600,000
Preferred share, voting right description			Each Preferred Share is entitled to 10 votes per share and is not entitled to any dividend distribution right, conversion right, or any distribution of the surplus assets of the Company on its liquidation.
Common stock, shares issued		205,100,000	205,100,000
Common stock, shares outstanding		205,100,000	205,100,000
Preferred stock, shares issued		38,090,000	38,090,000
Preferred stock, shares outstanding		38,090,000	38,090,000
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares	38,090,000
Chun Leung Chow (Eddy) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of ordinary shares	34,028,570
Ordinary share price per share	$ 0.00125
Li Tao Jin Yi Fan Huan And Dong Sun [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of ordinary shares	65,571,430
Ordinary share price per share	$ 0.00125